CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2013	$ 1,191,933	$ 93,260	$ 285,632	$ 581,569	$ (34,851)	$ (2,279)	$ 268,602
Balance, at beginning of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Payments in lieu of issuing shares	$ (1,196)		(1,196)
Amortization of stock-based compensation	29		29
Shares issued	$ 927	$ 144	783
Shares issued (in shares)	144,000	144,000
Transfer arising from reduction in par value of issued shares		$ 0		0
Equity component of convertible bond issuance due 2021	$ 0		0
Adjustment to equity component of convertible bond issuance due 2018 arising from reacquisition of bonds			0
Amortization of deferred equity contributions	4,520			4,520
Gain on hedging financial instruments reclassified into earnings	(4,504)				(4,504)
Fair value adjustments to hedging financial instruments	(351)				(351)
Loss on available-for-sale securities reclassified into earnings	0				0
Fair value adjustments to available-for-sale securities	(8,355)				(8,355)
Other items of comprehensive (loss)/income	(179)				(179)
Fair value adjustments to hedging financial instruments in associated companies	(5)					(5)
Net income	122,815						122,815
Dividends declared	(152,142)						(152,142)
Balance, at end of year at Dec. 31, 2014	$ 1,153,492	$ 93,404	285,248	586,089	(48,240)	(2,284)	239,275
Balance, at end of year (in shares) at Dec. 31, 2014	93,404,000	93,404,000
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (40,965)
Fair value adjustments to available-for-sale securities	(7,087)
Other items	(188)
Accumulated other comprehensive loss	(48,240)
Payments in lieu of issuing shares	0		0
Amortization of stock-based compensation	0		0
Shares issued	$ 675	$ 64	611
Shares issued (in shares)	64,000	64,000
Transfer arising from reduction in par value of issued shares		$ 0		0
Equity component of convertible bond issuance due 2021	$ 0		0
Adjustment to equity component of convertible bond issuance due 2018 arising from reacquisition of bonds			0
Amortization of deferred equity contributions	2,044			2,044
Gain on hedging financial instruments reclassified into earnings	(1,348)				(1,348)
Fair value adjustments to hedging financial instruments	27,154				27,154
Loss on available-for-sale securities reclassified into earnings	20,552				20,552
Fair value adjustments to available-for-sale securities	981				981
Other items of comprehensive (loss)/income	(136)				(136)
Fair value adjustments to hedging financial instruments in associated companies	158					158
Net income	200,832						200,832
Dividends declared	(162,594)						(162,594)
Balance, at end of year at Dec. 31, 2015	$ 1,241,810	$ 93,468	285,859	588,133	(1,037)	(2,126)	277,513
Balance, at end of year (in shares) at Dec. 31, 2015	93,468,000	93,468,000
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (15,159)
Fair value adjustments to available-for-sale securities	14,446
Other items	(324)
Accumulated other comprehensive loss	(1,037)
Payments in lieu of issuing shares	0		0
Amortization of stock-based compensation	403		403
Shares issued	$ 323	$ 117	206
Shares issued (in shares)	8,036,575	8,036,575
Transfer arising from reduction in par value of issued shares		$ (92,570)
Equity component of convertible bond issuance due 2021	$ (3,966)		4,551
Adjustment to equity component of convertible bond issuance due 2018 arising from reacquisition of bonds			(8,517)
Amortization of deferred equity contributions	0			0
Gain on hedging financial instruments reclassified into earnings	0				0
Fair value adjustments to hedging financial instruments	9,702				9,702
Loss on available-for-sale securities reclassified into earnings	0				0
Fair value adjustments to available-for-sale securities	(93,406)				(93,406)
Other items of comprehensive (loss)/income	(38)				(38)
Fair value adjustments to hedging financial instruments in associated companies	1,150					1,150
Net income	146,406						146,406
Dividends declared	(168,289)						(168,289)
Balance, at end of year at Dec. 31, 2016	$ 1,134,095	$ 1,015	$ 282,502	$ 680,703	$ (84,779)	$ (976)	$ 255,630
Balance, at end of year (in shares) at Dec. 31, 2016	101,504,575	101,504,575
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (5,457)
Fair value adjustments to available-for-sale securities	(78,960)
Other items	(362)
Accumulated other comprehensive loss	$ (84,779)